Summary of Significant Accounting Policies - Additional Information One (Details)				1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Mar. 04, 2021 USD ($) shares	Jan. 31, 2021 USD ($) ReportingSegment	Dec. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($)	Jan. 31, 2021 USD ($) ReportingSegment OperatingSegment	Dec. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($)	Jul. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jan. 31, 2019 $ / shares shares
Summary Of Significant Accounting Policies [Line Items]
Federal depository insurance coverage					$ 250,000			$ 250,000
Cash equivalents			$ 0		0			0			$ 0
Unrecognized tax benefits			0		0			0			0
Unrecognized tax benefits, accrued for interest and penalties			0		0			0			0
Class A ordinary shares subject to possible redemption	$ 345,000,000					$ 345,000,000								$ 345,000,000
Accumulated deficit	(23,890,642)		(14,691)		(22,247,482)	(24,466,560)		(22,247,482)			(14,691)			(26,912,297)
Additional paid-in capital			$ 24,137								$ 24,137
Class of warrant or right, Exercise price of warrants or rights | $ / shares			$ 11.50		$ 11.50			$ 11.50			$ 11.50
Fair value adjustment of warrants					$ 5,230,000		$ 1,500,000	$ (2,745,750)
Rigetti Holdings [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of reporting unit | ReportingSegment		1
Goodwill, impairment loss										$ 0		$ 0
Fair value adjustment of warrants							$ 1,552,546		$ (8,913,532)
Capitalized contract cost, Judgment										The Company has elected to treat shipping and handling activities related to contracts with customers as fulfillment costs, and not as separate performance obligations, and accrues the related costs when the related revenue is recognized.
Revenue, Information used to allocate transaction price		the transaction price is allocated on a relative standalone selling price basis to each performance obligation. The Company typically determines standalone selling price based on observable selling prices of its products and services. In instances where standalone selling price is not directly observable, standalone selling price is determined using information that may include market conditions and other observable inputs. Standalone selling price is typically established as a range. In situations in which the stated contract price for a performance obligation is outside of the applicable standalone selling price range and has a different pattern of transfer to the customer than the other performance obligations in the contract, the Company will reallocate the total transaction price to each performance obligation based on the relative standalone selling price of each.
Revenue, Information used to assess variable consideration constraint		is included only to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
Revenue, Judgment		Judgment is required to determine the standalone selling price for each renewal option to determine whether the renewal pricing is reflective of standalone selling price or is reflective of a discount that would provide the customer with a material right
Revenue, Performance obligation, Payment term		30 days
Revenue, Performance obligation, Description of returns and other similar obligations		The Company does not offer rights of return for its products and services in the normal course of business
Revenue, Performance obligation, Description of warranty										and contracts generally do not include service-type warranties that provide any incremental service to the customer beyond providing assurance that the goods and services conform to applicable specifications or customer-specific or subjective acceptance provisions.
Capitalized research and development costs		$ 0		$ 0						$ 0		0
Capitalized computer software, Net		$ 0		0						0		0
Impairment of long lived assets										$ 0		0
Number of operating segments | OperatingSegment										1
Number of reporting segments | ReportingSegment										1
Furniture and Fixtures [Member] | Rigetti Holdings [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, Estimated useful lives		three
IT Hardware [Member] | Rigetti Holdings [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, Estimated useful lives		three
Process Equipment [Member] | Rigetti Holdings [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, Estimated useful lives		seven
Quantum Computing Fridges [Member] | Rigetti Holdings [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, Estimated useful lives		ten
Series B Two Redeemable Convertible Preferred Stock [Member] | Rigetti Holdings [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of warrant or right, Number of securities called by a warrant | shares															14,958
Defined contribution plan, Employer discretionary contribution amount												0
Series B Two Redeemable Convertible Preferred Stock Warrant [Member] | Rigetti Holdings [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants and rights outstanding, term															10 years
Class of warrant or right, Exercise price of warrants or rights | $ / shares															$ 0.000001
Warrants and rights outstanding				122,000								$ 122,000
Fair value adjustment of warrants				$ 0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Four Customers [Member] | Rigetti Holdings [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage												82.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Three Customers [Member] | Rigetti Holdings [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage										78.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Four Customers [Member] | Rigetti Holdings [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage												97.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member] | Rigetti Holdings [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage										87.00%
Four Hundred And One K Defined Contribution Plan [Member] | Rigetti Holdings [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan, Employer discretionary contribution amount										$ 0
Revision of Prior Period, Adjustment [Member]
Summary Of Significant Accounting Policies [Line Items]
Class A ordinary shares subject to possible redemption	28,889,780					29,465,700								31,911,440
Accumulated deficit	(23,346,376)					(23,292,752)							$ (436,682)	(23,292,752)
Additional paid-in capital	$ (5,543,115)					$ (6,172,654)								$ (8,618,370)
As Reclassified [Member] | General and Administrative Expense [Member] | Rigetti Holdings [Member]
Summary Of Significant Accounting Policies [Line Items]
Research and development expense										3,133,808		$ 5,531,056
Selling and marketing expense										$ 1,040,831		$ 1,802,274
ASU 2020-06
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]														true
Change in accounting principle, accounting standards update, adoption date					Jan. 01, 2021			Jan. 01, 2021
Change in accounting principle, accounting standards update, immaterial Effect [true false]														true
Initial Public Offering and Private Placement
Summary Of Significant Accounting Policies [Line Items]
Number of shares purchased in calculation of diluted loss per share | shares								13,075,000
IPO [Member] | Revision of Prior Period, Adjustment [Member]
Summary Of Significant Accounting Policies [Line Items]
Maximum net tangible assets requirement threshold					$ 5,000,001			$ 5,000,001
Class A ordinary shares subject to possible redemption					28,900,000			28,900,000
Accumulated deficit					23,300,000			$ 23,300,000
Reclassification of permanent equity to temporary equity | shares								2,888,978
Additional paid-in capital					5,500,000			$ 5,500,000
Class A Ordinary Shares
Summary Of Significant Accounting Policies [Line Items]
Ordinary shares subject to possible redemption | shares						0		345,000,000			0
Class A ordinary shares subject to possible redemption					$ 345,000,000			$ 345,000,000
Class of warrant or right, Number of securities called by a warrant | shares			1		1			1			1
Class of warrant or right, Exercise price of warrants or rights | $ / shares			$ 11.50		$ 11.50			$ 11.50			$ 11.50
Common Class B [Member] | Over-Allotment Option [Member]
Summary Of Significant Accounting Policies [Line Items]
Underwriter options exercised | shares	1,125,000							1,125,000
Maximum [Member] | Common Class B [Member] | Over-Allotment Option [Member]
Summary Of Significant Accounting Policies [Line Items]
Shares forfeited | shares			1,125,000
Minimum [Member] | Rigetti Holdings [Member]
Summary Of Significant Accounting Policies [Line Items]
Recognized income tax positions measurement amount as a percentage of being realized		50.00%								50.00%
Minimum [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Rigetti Holdings [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage										10.00%		10.00%